Guarantees, commitments and risks - Commitments and risks (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Guarantees, commitments and risks
Commitments	€ 75,201	€ 69,998
Risks	934	600
Commitments and risks	€ 76,135	€ 70,598